Convertible Debt, Net - Additional Information (Detail) - 2019 Convertible Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt instrument principal amount			$ 700
Debt instrument interest rate			1.69%
Debt instrument term			36 months
Qualified equity transaction aggregate proceeds from issuance of common stock			$ 40,000
Contractual interest expense	$ 1	$ 1
Effective interest rate			1.70%